Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jul. 31, 2024
Customer agreements and relationships | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Existing technologies | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technologies | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)	10 years
Trade names | ASD | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	3 years
Trade names | ASD | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)	2 years
Non-compete covenants | OCR
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | ASD
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | BoxTop
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years